Borrowings - Derecognition of financial liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Gain on waiver of Amylon Therapeutics B.V. convertible loans	€ 1,866
Total results related to derecognition of financial liabilities	€ 1,866	€ (1,390)